UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2008

                   Date of reporting period: June 30, 2008


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Proxy Voting Record 07/01/07-06/30/08


                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN     MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
Prestige Brands		PBH	74112d101	07/31/07	1) Election of Directors	Management	07/30/07	For		For
									2) Ratify PWC as IA		Management	07/30/07	For		For

Emcore Group		EME	29084q100	09/18/07	1) Approve Cert of Inc.		Management	09/11/07	For		For

United Amer Indemnity	INDM	90933t109	09/20/07	1) Ameded Articles of Assoc	Management	09/11/07	Against	Against

Rush Enterprises, INC.	RUSHA	781846209	09/20/07	1) Increase Cl A & B shares 	Management	09/11/07	For		For

Rush Enterprises, INC.	RUSHB	781846308	09/20/07	1) Increase Cl A & B shares 	Management	09/11/07	For		For

Neoware, Inc.		NWRE	64065p102	09/27/07	1) Adopt merger plan 7/23/07	Management	09/21/07	For		For
									2) Adjourn if necessary		Management	09/21/07	For		For

Lamson & Sessions		LMS	513696104	10/24/07	1) Adopt merger plan 8/15/07	Management	10/15/07	For		For
									2) Adjourn if necessary		Management	10/15/07	For		For

KMG America Corp		KMA	482563103	11/16/07	1) Adopt merger plan 9/7/07	Management	11/12/07	For		For
									2) Adjourn if necessary		Management	11/12/07	For		For

Horizon Offshore		HOFF	44043j204	12/10/07	1) Adopt merger plan 6/11/07	Management	11/26/07	For		For
									2) Adjourn if necessary		Management	11/26/07	For		For

Griffon			GFF	398433102	02/06/08	1) Election of Directors      Management	01/28/08	For		For
									2) Reduce supermajority vote	Management	01/28/08	For		For
									3) Amend '06 incentive plan	Management	01/28/08	For		For
									4) Appoint Grant Thornton IA	Managsment	01/28/08	For		For

Suntrust Banks		STI	867914103	04/29/08	1) Election of Directors      Management	04/28/08	For		For
									2) Amend 2004 stock plan	Management	04/28/08	For		For
									3) Appoint Ernst & Young IA   Management	04/28/08	For		For

Urstadt Biddle		UBA	917286205	03/06/08	1) Election of Directors	Management	03/04/08	For		For
									2) Ratify PFK as IA		Management	03/04/08	For		For
									3) Amend rest. stk award plan	Management	03/04/08	For		For

STIC Prime Portfolio	n/a	825252646	03/28/08	1) Election of Directors	Management	03/26/08	For		For
									2) App. sub-advisory agreementManagement	03/26/08	For		For
									3) Amend trust agreement	Management	03/26/08	For		For

Southern Nat'l Bancorp	SONA	843395104	04/17/08	1) Election of Directors	Management	04/10/08	For		For
									2) Appoint Crowe Chizek as IA	Management	04/10/08	For		For

Energen			EGN	29265n108	04/23/08	1) Election of Directors	Management	04/22/08	For		For
									2) Appoint PWC as IA		Management	04/22/08	For		For

Cardinal Financial	CFNL	14149f109	04/18/08	1) Election of Directors	Management	04/14/08	For		For
									2) Appoint KPMG as ICPA	      Management	04/14/08	For		For

Provident Bankshares	PBKS	743859100	04/16/08	1) Election of Directors	Management	04/10/08	For		For
									2) Appoint KPMG as ICPA	      Management	04/10/08	For		For

Hercules Inc.		HPC	427056106	04/17/08	1) Election of Directors	Management	04/10/08	For		For
									2) Management incentive plan	Management	04/10/08	For		For
									3) Ratify BDO Seidman as IA	Management	04/10/08	For		For

Fulton Financial		FULT	360271100	04/25/08	1) Election of Directors	Management	04/23/08	For	      For

Allied Waste		AW	195819308	04/29/08	1) Election of Directors	Management	05/21/08	For		For
									2) Appoint PWC as IA		Management	05/21/08	For		For

Assurant, Inc.		AIZ	04621x108	05/15/08	1) Election of Directors	Management	05/13/08	For		For
									2) Appoint PWC as IA		Management	05/13/08	For		For
									3) Exec S-Term incentive plan	Management	05/13/08	For		For
									4) L-Term equity incentive plnManagement	05/13/08	For		For

CIT Group			CIT	125581108	05/06/08	1a-e, g-k) Directors		Management	05/05/08	For		For
									1f) Directors			Management	05/05/08	Against	Against
									2) Appoint PWC as IA		Management	05/05/08	For		For
									3) Appr L-Term incentive pln	Management	05/05/08	Against	Against

Suncor Energy		SU	867229106	04/24/08	1) Election of Directors	Management	04/23/08	For		For
									2) Appoint PWC as IA		Management	04/23/08	For		For
									3) Shareholder rights		Management	04/23/08	For		For
									4) Two for one split		Management	04/23/08	For		For

Superior Essex		SPSX	86815v015	05/06/08	1) Election of Directors	Management	04/21/08	For		For
									2) Amend 2005 incentive plan	Management	04/21/08	Against	Against

Middleburg Financial	MBRG	596094102	4/30/08	1) Election of Directors	Management	04/29/08	For		For
									2) Appoint YHB as IA		Management	04/29/08	For		For

American Nat'l Banksh	AMNB	027745108	04/22/08	1) Election of Directors	Management	04/21/08	For		For
									2) 2008 stock incentive plan	Management	04/21/08	For		For
									3) Appoint PWC as IA		Management	04/21/08	For		For

SAIA Inc.			SAIA	78709y105	04/24/08	1) Election of Directors	Management	04/23/08	For		For

First Mariner		FMAR	320795107	05/02/08	1-01,03,04) Directors		Management	05/01/08	Withold	Against
									1-02,05,06) Directors		Management	05/01/08	For		For
									2) Separate COB/CEO positions	Shareholder	05/01/08	For		Against

First Potomac		FPO	33610f109	05/22/08	1) Election of Directors	Management	05/21/08	For		For

Waste Industries		WWIN	941057101	05/08/08	1) Apporve merger 12/17/07	Management	04/23/08	For		For
									2) Adlourn if necessary		Management	04/23/08	For		For
									3) Other business			Management	04/23/08	For		For

Rosetta Resources		ROSE	777779307	05/09/08	1) Election of Directors	Management	05/08/08 	For		For
									2) Ratify PWC as IA		Management	05/08/08	For		For
									3) '05 long term incentive plnManagement	05/08/08	For		For

Cal Dive Int'l		DVR	12802t101	05/06/08	1) Election of Directors	Management	05/05/08	For		For

EOG Resources		EOG	26875p101	05/08/08	1) Election of Directors	Management	05/07/08	For		For
									2) Appt Deloitte & Touche IA  Management	05/07/08	For		For
									3) 2008 equity comp. pan	Management	05/07/08	For		For

Brush Engineered		BW	117421107	05/07/08	1) Election of Directors	Management	04/23/08	For		For
									2) Appt Ernst & Young ICPA	Management	04/23/08	For		For

Conocophillips		COP	20825c104	05/14/08	1a-c) Election of Directors	Management	05/13/08	For		For
									2) Annual election directors	Management	05/13/08	For		For
									3) Appt Ernst & Young ICPA	Management	05/13/08	For		For
									4) Qualifications Dir nomineesShareholder	05/13/08	Against	For
									5) Indigenous rights		Shareholder	05/13/08	Against	For
									6) Executive compensation	Shareholder	05/13/08	Against	For
									7) Political contributions	Shareholder	05/13/08	Against	For
									8) Greenhouse gas reduction	Shareholder	05/13/08	Against	For
									9) Community accountability	Shareholder	05/13/08	Against	For
									10)Sensative/protected areas	Shareholder	05/13/08	Against	For
									11)Environmental impact		Shareholder	05/13/08	Against	For
									12)Global warming			Shareholder	05/13/08	Against	For

Allied Waste		AW	19589308	05/22/08	1) Election of Directors	Management	05/21/08	For		For
									2) Appoint PWC as IA		Management	05/21/08	For		For

Tessera Tech		TSRA	88164l100	05/15/08	1) Election of Directors	Management	05/14/08	For		For
									2) 2003 Equity incentive pln	Management	05/14/08	For		For
									3) Appoint PWC as IA		Management	05/14/08	For		For

Rush Enterprises		RUSHB	781846308	05/20/08	1) Election of Directors	Management	05/16/08	For		For
									2) 2006 non-emp dir stk pln	Management	05/16/08	For		For
									3) Appoint PWC as IA		Management	05/16/08	For		For

Rush Enterprises		RUSHa	781846209	05/20/08	1) Election of Directors	Management	05/16/08	For		For
									2) 2006 non-emp dir stk pln	Management	05/16/08	For		For
									3) Appoint PWC as IA		Management	05/16/08	For		For

Ocean First Financial	OCFC	675234108	05/09/08	1) Election of Directors	Management	05/08/08	For		For
									2) Appoint KPMG as ICPA		Management	05/08/08	For		For

Partnerre Ltd		PRE	g6852t105	5/22/08	1) Election of Directors	Management	05/20/08	For		For
									2) Appt Deloitte & Touche IA  Management	05/20/08	For		For
									3) 2005 employee equity plan	Management	05/20/08	For		For
									4) Other matters			Management	05/20/08	For		For

NGP Capital Corp		NGPC	62912r107	5/14/08	1) Election of Directors	Management	05/14/08	For		For

PPL Corp			PPL	69351t106	5/21/08	1) Election of Directors	Management	05/19/08	For		For
									2) Eliminate Supermajor vote	Management	05/19/08	For		For
									3) Ratify IPA			Management	05/19/08	For		For

FTI Consulting		FCN	302941109	06/10/08	1) Election of Directors	Management	06/04/08	For		For
									2) 2006 global LT incent plan	Management	06/04/08	For		For
									3) Appoint KPMG as IA		Management	06/04/08	For		For

United Rentals		URI	911363109	06/11/08	1) Election of Directors	Management	06/09/08	For		For
									2) Appointment of IA		Management	06/09/08	For		For

United Amer.Indemnity	INDM	90933t109	05/23/08	1a-g) Election of directors	Management	05/16/08	For		For
									2) Ratify PWC as IA		Management	05/16/08	For		For
									3) Rarify PWC IA-Wind River ReManagement	06/16/08	For		For

Watsco Inc,			WSO	942622200	05/30/08	1) Election of Directors	Management	05/22/08	For		For

W.R. Berkley		WRB	084423102	05/28/08	1) Election of Directors	Management	05/20/08	For		For
									2) Appoint KPMG as ICPA	      Management	05/20/08	For		For

Patriot National		PBKS	70336f104	06/18/08	1) Election Of Directors	Management	06/17/08	For		For
 									2) Ratify IA			Management	06/17/08	For		For

Emcor Group			EME	29084q100	06/18/08	1) Election Of Directors	Management	06/17/08	For		For
									2) Key executive bonus plan	Management	06/17/08	For		For
									3) Employee stock purchase plnManagement	06/17/08	For		For
									4) Appt Ernst & Young ICPA	Management	06/17/08	For		For



Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 20, 2008